DISCONTINUED OPERATIONS - Assets and Liabilities of Discontinued Operations (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DISCONTINUED OPERATIONS
Cash and cash equivalents	$ 5,401	$ 5,551	$ 102,604
Current assets discontinued operations	5,401	5,551	422,671
Current liabilities discontinued operations	$ 53,128	54,641	357,242
Security Segment [Member]
DISCONTINUED OPERATIONS
Cash and cash equivalents		5,551	77,380
Accounts receivable, net			280,058
Prepaid expenses and other current assets			17,780
Current assets discontinued operations		5,551	375,218
Property and equipment, net			15,584
Noncurrent assets discontinued operations			15,584
Accounts payable and accrued expenses		1,513	88,309
Customer deposits			60,940
Current liabilities discontinued operations		1,513	149,249
Consumer Goods Segment [Member]
DISCONTINUED OPERATIONS
Cash and cash equivalents			25,223
Accounts receivable, net			7,836
Prepaid expenses and other current assets			14,394
Current assets discontinued operations			47,453
Right to use asset			83,525
Noncurrent assets discontinued operations			83,525
Accounts payable and accrued expenses		53,128	124,468
Operating lease liability, current portion			83,525
Current liabilities discontinued operations		$ 53,128	$ 207,993